Related party disclosures - Directors' Loan and Advances (Details) - Director ₨ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 director
Related party disclosures
Interest income		₨ 64
Advances given	₨ 337	872
Repayment/settlement of advances	₨ 337	₨ 2,359
Number of directors | director			1
Interest rate on loans to related parties			9.75%